Lessee disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Schedule of Right-of-Use Assets
The table below sets out the movement in the Group’s right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 27).

	2023 £m	2022 £m
At 1 January	1,156	1,318
Exchange and other adjustments	3	3
Additions	136	98
Disposals	(31)	(37)
Depreciation charge for the year	(209)	(226)
At 31 December	1,055	1,156